LEASES - Lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance lease cost:
Amortization of finance lease ROU assets	$ 13,410	$ 75,189
Interest on finance lease liabilities	8,713	8,986
Operating fixed lease cost	38,083	24,992
Short-term lease cost	1,508	467
Total lease expense	$ 61,714	$ 109,634
Maximum
Finance lease cost:
Lease term	50 years